STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2017
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Schedule of staff costs, administrative expenses and cost of sales and services

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Depreciation of property, plant and equipment	281	271	298
Amortization of intangible assets	102	71	44
Depreciation of solar parks	9,229	14,208	14,272
Auditor’s remuneration	1,155	1,200	1,050

Directors’ emoluments:
Salaries and other benefits (Note a)	592	392	887
Retirement benefits scheme contributions	32	27	36
Share-based compensation	104	46	(43)

	728	465	880

Others staff:
Other staff costs	7,337	8,090	7,625
Retirement benefits scheme contributions	704	1,046	591
Share-based compensation	1,285	951	(180)

	9,326	10,087	8,036

Total staff costs	10,054	10,552	8,916